OPERATING LEASES (Details Narrative)							3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 25, 2024 USD ($)	Feb. 22, 2024 USD ($)	Feb. 22, 2024	Aug. 23, 2023 USD ($) ft²	Oct. 15, 2022 USD ($) ft²	Oct. 01, 2017 USD ($) ft²	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease payments							$ 45,000	$ 363,000	$ 136,000	$ 858,000	$ 868,000	$ 960,000
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease space | ft²				10,000	1,890	6,500
Lease expiration, date				Aug. 22, 2038	Oct. 14, 2025	Mar. 31, 2024
Lease extension, description			the Company executed a lease extension for 14 months effective April 1, 2024, and expires on May 31, 2025. The base rent on the extension is approximately $10,000 per month subject to a 3% annual adjustment.
Operating lease payments	$ 250,000
Base rent payment				$ 30,000	$ 4,900	$ 9,950
Reimbursement for tenant improvements				$ 700,000
Operating Lease Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease extension, description		the Company executed a lease extension for 14 months effective April 1, 2024, and expires on May 31, 2025. The base rent on the extension is approximately $10,553 per month subject to a 3% annual adjustment.
Base rent payment		$ 10,553